Document and Entity Information	Sep. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	Forum Funds II
Entity Central Index Key	0001576367
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 07, 2019
Document Effective Date	Aug. 07, 2019
Prospectus Date	Feb. 01, 2019